Share capital (Tables)	12 Months Ended
Apr. 30, 2025
Schedule of share capital shares

	Number of shares	Par value	Authorized share capital
		USD	USD
Authorized share capital
Ordinary shares of USD0.000025 each	20,000,000,000	0.000025	500,000

	April 30, 2024 and 2025	April 30, 2024 and 2025	April 30, 2024 and 2025
	Number of shares	SGD	USD
Issued and paid-up share capital
Ordinary shares	33,350,000	86,585	66,328